Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

The components of income before income taxes are as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
U.S.	$45	$5	$(6)
Foreign	23	24	13
Income before income taxes	$68	$29	$7

The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Federal:
Current	$3	$—	$—
Deferred	8	8	(10)
Total federal	11	8	(10)
State:
Current	—	—	—
Deferred	1	2	(2)
Total state	1	2	(2)
Foreign:
Current	3	—	—
Deferred	1	4	3
Total foreign	4	4	3
Total income tax expense (benefit)	$16	$14	$(9)

A reconciliation of U.S. federal income tax at the statutory rate to the project entities’ actual income taxes is as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Income tax expense at 35% statutory rate	$24	$10	$3
Increases (reductions) resulting from:
Taxes attributable to noncontrolling interest	(9)	—	—
State income taxes, net of federal tax benefit	1	1	(2)
CITCs(a)	(12)	(32)	(21)
Valuation allowance(a)	12	39	12
Effect of flow through entities and foreign tax differential(b)	—	(5)	(1)
Other-net	—	1	—
Income tax expense (benefit)	$16	$14	$(9)
____________________

(a)	The changes in income tax expense resulting from CITCs and valuation allowances are primarily related to Genesis.

(b)
The Summerhaven and Conestogo entities, as well as the Trillium entities, are Canadian limited partnerships, the partners of which are not predecessor entities and are therefore not included in the predecessor financial statements. Because of their flow through nature, no income taxes have been provided with regard to these entities for periods ending prior to July 1, 2014. Foreign tax differential is the difference in taxes calculated on Canadian income from Canadian projects (excluding flow through entities for periods ending prior to July 1, 2014) at Canadian statutory rates compared to the U.S. statutory rate.

The effective tax rate was approximately 23%, 48% and (125)% for the years ended December 31, 2014, 2013 and 2012, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These items are stated at the enacted tax rates that are expected to be in effect when taxes are actually paid or recovered. The project entities believe that it is more likely than not that the deferred tax assets as shown below, net of the valuation allowances, will be realized due to sufficient future income.

The income tax effects of temporary differences giving rise to NEP's deferred income tax liabilities and assets are as follows:

	December 31,
	2014	2013
	(millions)
Deferred tax liabilities:
Property	$(54)	$(186)
Net unrealized gains	—	(6)
Withholding taxes	(6)	—
Total deferred tax liabilities	(60)	(192)
Deferred tax asset:
Net operating loss	31	227
Investment in partnership	94	—
Property	—	35
Tax credit carryforwards	1	19
Power purchase agreements	2	2
Net unrealized gains	2	—
Intangible	—	2
Other	2	—
Valuation allowance	—	(72)
Total deferred tax asset	132	213
Net deferred tax asset	$72	$21

Deferred tax assets and liabilities included on the consolidated balance sheets are as follows:

	December 31,
	2014	2013
	(millions)
Other current assets	$1	$1
Deferred income taxes	127	29
Accumulated deferred income taxes	(56)	(9)
Net deferred income taxes	$72	$21

The components of deferred tax assets relating to net operating loss carryforwards and tax credit carryforwards at December 31, 2014 are as follows:

	Amount	Expiration Dates
	(millions)
Net operating loss carryforwards:
Federal	$27	2034
State	3	2024 - 2034
Foreign	1	2028 - 2032
Net operating loss carryforwards	$31
Tax credit carryforwards	$1	2034

During 2014, NEP recorded a liability of approximately $4 million related to an unrecognized tax benefit of prior year tax positions. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is approximately $4 million. At December 31, 2013, there were no uncertain tax positions. The open tax years are 2011, 2012, 2013 and 2014.